Subsequent Events (Details) - USD ($) $ in Thousands	Aug. 12, 2021	Jun. 30, 2021
Subsequent Event [Line Items]
Debt repayments remaining in 2022		$ 120
Seller notes | Notes payable, other payables | Subsequent Event
Subsequent Event [Line Items]
Debt repayments remaining in 2022	$ 18,700